Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 18.7%
	Shares	Value ($)
International 5.2%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,669,502	23,389,725
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	337,671	4,109,453
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	325,515	4,098,233
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	433,564	4,075,502
Total		35,672,913
U.S. Large Cap 10.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	175,588	6,925,175
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	201,012	16,844,792
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	189,074	6,460,652
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,053,313	18,401,377
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	164,091	6,319,150
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	57,089	3,093,668
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	83,662	3,052,007
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	67,010	3,117,952
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	89,743	3,044,092
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	126,885	4,349,613
Total		71,608,478
U.S. Mid Cap 0.4%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	29,261	1,294,231
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	35,388	1,273,957
Total		2,568,188
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.6%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	61,694	1,257,325
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	59,392	1,200,901
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	232,054	7,676,352
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	207,936	7,541,853
Total		17,676,431
Total Equity Funds (Cost $80,749,043)		127,526,010

Exchange-Traded Equity Funds 3.5%

International Mid Large Cap 1.5%
iShares MSCI EAFE ETF	137,532	10,122,355
U.S. Large Cap 2.0%
SPDR S&P 500 ETF Trust	30,425	13,741,147
Total Exchange-Traded Equity Funds (Cost $14,021,764)		23,863,502

Exchange-Traded Fixed Income Funds 4.5%

Investment Grade 4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	203,850	24,653,619
Vanguard Intermediate-Term Corporate Bond ETF	72,000	6,194,880
Total		30,848,499
Total Exchange-Traded Fixed Income Funds (Cost $32,400,903)		30,848,499

Fixed Income Funds 54.6%

Investment Grade 54.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,716,921	64,549,611
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,641,756	24,991,010
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,027,553	40,194,981
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,531,793	24,684,984
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(a)	1,046,184	9,991,055
Variable Portfolio – Managed Volatility Conservative Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2022 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,367,292	67,047,587
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	6,393,491	64,638,194
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	7,364,255	77,103,743
Total		373,201,165
Total Fixed Income Funds (Cost $390,016,986)		373,201,165

Residential Mortgage-Backed Securities - Agency 9.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/18/2037	2.000%	7,200,000	6,993,562
04/18/2037- 04/13/2052	2.500%	31,527,000	30,685,469
04/13/2052	3.000%	30,000,000	29,377,294
Total Residential Mortgage-Backed Securities - Agency (Cost $68,451,228)			67,056,325
Options Purchased Puts 0.5%
Value ($)
(Cost $3,680,439)	3,338,640

Money Market Funds 17.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(a),(d)	120,042,877	119,994,860
Total Money Market Funds (Cost $120,018,309)		119,994,860
Total Investments in Securities (Cost: $709,338,672)		745,829,001
Other Assets & Liabilities, Net		(62,386,722)
Net Assets		683,442,279

At March 31, 2022, securities and/or cash totaling $5,834,223 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,250,000 EUR	1,385,850 USD	Barclays	04/28/2022	2,058	—
1,200,000 EUR	1,318,056 USD	Barclays	04/28/2022	—	(10,385)
5,875,000 CHF	6,311,514 USD	Citi	04/28/2022	—	(51,547)
775,000,000 JPY	6,645,884 USD	Citi	04/28/2022	276,861	—
1,221,836 USD	11,000,000 NOK	HSBC	04/28/2022	27,237	—
1,252,804 USD	11,000,000 NOK	HSBC	04/28/2022	—	(3,731)
1,800,000 AUD	1,298,520 USD	UBS	04/28/2022	—	(48,809)
1,320,012 USD	1,800,000 AUD	UBS	04/28/2022	27,317	—
3,746,542 USD	4,800,000 CAD	UBS	04/28/2022	92,531	—
Total				426,004	(114,472)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	128	06/2022	USD	28,996,800	1,813,628	—
S&P/TSX 60 Index	3	06/2022	CAD	790,260	—	(3,770)
U.S. Long Bond	58	06/2022	USD	8,703,625	—	(245,540)
U.S. Treasury 10-Year Note	141	06/2022	USD	17,325,375	—	(469,533)
U.S. Treasury 2-Year Note	29	06/2022	USD	6,145,734	—	(75,724)
U.S. Treasury 5-Year Note	200	06/2022	USD	22,937,500	—	(550,360)
Total					1,813,628	(1,344,927)

2	Variable Portfolio – Managed Volatility Conservative Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2022 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(125)	06/2022	EUR	(4,778,750)	—	(204,374)
FTSE 100 Index	(14)	06/2022	GBP	(1,048,040)	—	(62,563)
OMXS30 Index	(97)	04/2022	SEK	(20,224,500)	—	(11,120)
Russell 2000 Index E-mini	(60)	06/2022	USD	(6,199,200)	—	(178,199)
S&P 500 Index E-mini	(64)	06/2022	USD	(14,498,400)	—	(904,959)
SPI 200 Index	(2)	06/2022	AUD	(373,950)	—	(13,675)
TOPIX Index	(13)	06/2022	JPY	(253,045,000)	—	(173,341)
Total					—	(1,548,231)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	32,618,952	72	3,700.00	12/15/2023	1,705,924	1,576,440
S&P 500 Index	JPMorgan	USD	22,652,050	50	3,600.00	12/15/2023	1,178,651	995,000
S&P 500 Index	JPMorgan	USD	14,497,312	32	3,800.00	12/15/2023	795,864	767,200
Total							3,680,439	3,338,640
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	127,701,574	26,203,715	(33,893,232)	(17,197)	119,994,860	—	(7,052)	45,164	120,042,877
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	7,382,751	288,895	(403,959)	(342,512)	6,925,175	—	140,802	—	175,588
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	18,089,688	740,128	(864,287)	(1,120,737)	16,844,792	—	191,115	—	201,012
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	70,841,347	595,564	(2,287,903)	(4,599,397)	64,549,611	—	(117,053)	—	6,716,921
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	6,807,672	699,735	(392,077)	(654,678)	6,460,652	—	36,991	—	189,074
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	27,258,427	48,692	(1,325,764)	(990,345)	24,991,010	—	(32,781)	—	2,641,756
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	43,499,493	1,658,304	(305,826)	(4,656,990)	40,194,981	—	(39,730)	—	4,027,553
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	1,312,885	249,156	(85,729)	(182,081)	1,294,231	—	(4,667)	—	29,261
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	25,074,560	1,829,287	(1,979,072)	(1,535,050)	23,389,725	—	(49,860)	177,708	1,669,502
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	19,697,458	810,097	(1,051,618)	(1,054,560)	18,401,377	—	115,194	—	1,053,313
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	6,840,751	75,627	(643,042)	45,814	6,319,150	—	153,731	—	164,091
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	1,373,084	41,921	(74,151)	(66,897)	1,273,957	—	37,790	—	35,388
Variable Portfolio – Managed Volatility Conservative Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	1,342,547	17,186	(56,637)	(45,771)	1,257,325	—	23,348	—	61,694
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	1,448,565	—	—	(247,664)	1,200,901	—	—	—	59,392
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	27,211,166	127,709	(1,221,825)	(1,432,066)	24,684,984	—	(76,864)	—	2,531,793
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	10,891,147	15,149	(664,723)	(250,518)	9,991,055	—	(36,781)	—	1,046,184
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	73,613,000	469,695	(2,470,711)	(4,564,397)	67,047,587	—	(114,589)	—	6,367,292
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	3,249,110	268,801	(186,261)	(237,982)	3,093,668	—	9,779	—	57,089
CTIVP® – MFS® Value Fund, Class 1 Shares
	3,290,742	81,707	(144,652)	(175,790)	3,052,007	—	60,499	—	83,662
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	2,933,080	1,001,789	(260,641)	(556,276)	3,117,952	—	(43,661)	—	67,010
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	3,284,787	69,730	(203,633)	(106,792)	3,044,092	—	135,756	—	89,743
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	70,860,144	353,815	(2,684,241)	(3,891,524)	64,638,194	—	(180,711)	—	6,393,491
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	84,461,385	421,829	(3,144,416)	(4,635,055)	77,103,743	—	(200,468)	—	7,364,255
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	4,648,668	185,802	(212,309)	(272,548)	4,349,613	—	48,819	—	126,885
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	4,365,620	443,558	(272,851)	(426,874)	4,109,453	—	12,991	77,763	337,671
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	4,358,562	546,246	(240,764)	(565,811)	4,098,233	—	(5,169)	—	325,515
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	4,371,651	438,794	(469,169)	(265,774)	4,075,502	—	9,005	93,276	433,564
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	7,844,897	1,155,196	(382,629)	(941,112)	7,676,352	—	(36,320)	—	232,054
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	8,153,352	135,327	(450,659)	(296,167)	7,541,853	—	31,631	—	207,936
Total	672,208,113			(34,086,751)	620,722,035	—	61,745	393,911

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Abbreviation Legend
TBA	To Be Announced
4	Variable Portfolio – Managed Volatility Conservative Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, March 31, 2022 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Conservative Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7045_12_A01_(05/22)